AXA Equitable Life Insurance Company

Supplement dated February 19, 2019 to the current prospectuses for:

•	Retirement Cornerstone® Series 17
•	Retirement Cornerstone® Series 15.0
•	Retirement Cornerstone® Series 15A
•	Retirement Cornerstone® Series 15B
•	Retirement Cornerstone® Series 17 Series E
•	Retirement Cornerstone® Series 15.0 Series E
•	Retirement Cornerstone® Series 15A Series E
•	Retirement Cornerstone® Series 15B Series E

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding the addition of seven variable investment options to your contract and to provide information regarding name changes for certain variable investment options.

Each variable investment option described below will be available as a Protected Benefit Account variable investment option and as an Investment Account variable investment option on or about February 19, 2019. Each variable investment option invests in a corresponding securities Portfolio, which is offered by EQ Advisors Trust. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

Accordingly, please note the following updates to the Prospectus.

I.	Addition of Variable Investment Options for Retirement Cornerstone® Series 17 and Retirement Cornerstone® Series 17 Series E Contracts Only

1.

The following has been added to: a) the cover page in the list of “Variable investment options” under “EQ Advisors Trust”; and b) the list of “Protected Benefit Account Variable Investment Options” and to the list of “Investment Account Variable Investment Options” under the section “What are your investment options under the contract?” in “Contract features and benefits”:

•	1290 VT Moderate Growth Allocation

•	EQ/American Century Moderate Growth Allocation

•	EQ/AXA Investment Managers Moderate Allocation

•	EQ/First Trust Moderate Growth Allocation

•	EQ/Goldman Sachs Growth Allocation

•	EQ/Invesco Moderate Growth Allocation

•	EQ/Legg Mason Growth Allocation

2.	The following is added under the section “Portfolios of the Trusts” in “Contract features and benefits”:

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (or Sub-Adviser(s), as Applicable)	Volatility Management
1290 VT MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.	• AXA Equitable Funds Management Group, LLC	Δ
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• AXA Equitable Funds Management Group, LLC • American Century Investment Management, Inc.	Δ
EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION(††)	Class IB	Seeks long-term total return while managing portfolio volatility	• AXA Equitable Funds Management Group, LLC • AXA Investment Managers, Inc.	Δ

IM-01-19 (2.19)
RC 17, 15/IF/New Biz	catalog no. 159012 (2.19)
AR Mail	#681876

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (or Sub-Adviser(s), as Applicable)	Volatility Management
EQ/FIRST TRUST MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks long-term total return while managing portfolio volatility.	• AXA Equitable Funds Management Group, LLC • First Trust Advisors L.P.	Δ
EQ/GOLDMAN SACHS GROWTH ALLOCATION(††)	Class IB	Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.	• AXA Equitable Funds Management Group, LLC • Goldman Sachs Asset Management, L.P.	Δ
EQ/INVESCO MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• AXA Equitable Funds Management Group, LLC • Invesco Advisers, Inc.	Δ
EQ/LEGG MASON GROWTH ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• AXA Equitable Funds Management Group, LLC • QS Investors, LLC	Δ
(††)

This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see “What are your investment options under the contract?” and “Portfolios of the Trusts” under “Contract features and benefits” in your Prospectus.

II.	Name Changes to Certain Portfolios of EQ Advisors Trust

Effective on or about February 19, 2019, the names of certain Portfolios of the EQ Advisors Trust will be renamed as indicated in the table below. Accordingly, all references to the names of the corresponding variable investment options in your Prospectus are hereby deleted in their entirety and replaced with the following:

Current Portfolio Name	New Portfolio Name
AXA/Goldman Sachs Strategic Allocation	EQ/Goldman Sachs Moderate Growth Allocation
AXA/Invesco Strategic Allocation	EQ/Invesco Moderate Allocation
AXA/JPMorgan Strategic Allocation	EQ/JPMorgan Growth Allocation
AXA/Legg Mason Strategic Allocation	EQ/Legg Mason Moderate Allocation

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

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